Consolidated Statements of Cash Flows (Unaudited) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ILS (₪)	Jun. 30, 2019 ILS (₪)
Cash flows from operating activities:
Total comprehensive loss | ₪		₪ (11,356)	₪ (5,919)
Adjustments to profit or loss items:
Exchange rate difference | ₪		5
Net financing expenses | ₪		37	815
Loss (gain) from revaluation of financial assets presented at fair value through profit or loss | ₪			6
Depreciation | ₪		170	192
Share-based payment | ₪		829	529
Changes in fair value of warrants | ₪		3,807	(8,442)
Interest received during the period | ₪		35	(46)
Adjustments to profit or loss items | ₪		4,883	(6,946)
Changes in asset and liability items:
Decrease (increase) in other receivables | ₪		(473)	126
Decrease (increase) in other long-term assets | ₪			19
Decrease in trade and other payables | ₪		(753)	(715)
Decrease in right-of-use assets | ₪		183	314
Operating activities for changes in asset and liability | ₪		(1,043)	(256)
Cash paid and received during the period for:
Net cash used in operating activities | ₪		(7,516)	(13,121)
Cash flows from investing activities:
Restricted cash, net | ₪		(2)
Sale of property, plant and equipment, net | ₪		34
Purchase of property, plant and equipment, net | ₪		(3)	(120)
Net cash provided (used in) investing activities | ₪		29	(120)
Cash flows from financing activities:
Exercise of share options | ₪		4,707
Issuance of share capital and warrants, net of issue costs | ₪		9,194	23,723
Leases liabilities | ₪		(212)	(278)
Net cash provided by financing activities | ₪		13,689	23,445
Exchange differences on balances of cash and cash equivalents | ₪		(39)	(769)
Increase in cash and cash equivalents | ₪		6,163	9,435
Cash and cash equivalents at beginning of period | ₪		18,106	17,809
Cash and cash equivalents at end of period | ₪		24,269	27,244
(a) Non-cash activities:
Issuance expenses related to fund raising | ₪		₪ 93	₪ 164
U.S. dollars [Member]
Cash flows from operating activities:
Total comprehensive loss | $	$ (3,276)
Adjustments to profit or loss items:
Exchange rate difference | $	1
Net financing expenses | $	11
Loss (gain) from revaluation of financial assets presented at fair value through profit or loss | $
Depreciation | $	49
Share-based payment | $	239
Changes in fair value of warrants | $	1,098
Interest received during the period | $	10
Adjustments to profit or loss items | $	1,408
Changes in asset and liability items:
Decrease (increase) in other receivables | $	(136)
Decrease (increase) in other long-term assets | $
Decrease in trade and other payables | $	(217)
Decrease in right-of-use assets | $	53
Operating activities for changes in asset and liability | $	(300)
Cash paid and received during the period for:
Net cash used in operating activities | $	(2,168)
Cash flows from investing activities:
Restricted cash, net | $	(1)
Sale of property, plant and equipment, net | $	10
Purchase of property, plant and equipment, net | $	(1)
Net cash provided (used in) investing activities | $	8
Cash flows from financing activities:
Exercise of share options | $	1,358
Issuance of share capital and warrants, net of issue costs | $	2,652
Leases liabilities | $	(61)
Net cash provided by financing activities | $	3,949
Exchange differences on balances of cash and cash equivalents | $	(11)
Increase in cash and cash equivalents | $	1,778
Cash and cash equivalents at beginning of period | $	5,224
Cash and cash equivalents at end of period | $	7,002
(a) Non-cash activities:
Issuance expenses related to fund raising | $	$ 27